UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
 (Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

 Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
December 31, 2016 (UNAUDITED)

Number of Shares		Fair Value
	Long-Term Investments - 94.3%
	Common Stocks - 40.9%

	Agriculture - 2.2%
30,650	Vector Group Ltd.	$696,981

	Banks - 11.4%
21,500	Bank of NT Butterfield & Son Ltd. (The)	675,960
15,050	First of Long Island Corp. (The)	429,677
2,200	Goldman Sachs Group, Inc. (The)	526,790
7,975	JPMorgan Chase & Co.	688,163
35,000	KeyCorp	639,450
18,500	Mainsource Financial Group, Inc.	636,400
		3,596,440
	Beverages - 2.3%
4,795	Constellation Brands, Inc. - Class A	735,121

	Commercial Services - 3.1%
17,800	Booz Allen Hamilton Holding Corp.	642,046
24,800	Rentokil Initial PLC, ADR	338,520
		980,566
	Diversified Financial Services - 1.3%
3,450	CME Group, Inc.	397,957

	Environmental Control - 2.3%
12,950	Republic Services, Inc.	738,798

	Food - 1.4%
11,380	Tootsie Roll Industries, Inc.	452,355

	Housewares - 2.0%
6,785	Scotts Miracle-Gro Co. (The) - Class A	648,307

	Mining - 1.0%
30,390	Cameco Corp.	318,183

	Miscellaneous Manufacturing - 1.0%
6,655	AO Smith Corp.	315,114

	Pipelines - 3.7%
21,970	Enterprise Products Partners LP	594,069
7,765	Magellan Midstream Partners LP	587,267
		1,181,336
	Real Estate Investment Trust - 7.0%
19,300	Four Corners Property Trust, Inc.	396,036
70,870	Gramercy Property Trust	650,587
54,500	Independence Realty Trust, Inc.	486,140
47,400	Redwood Trust, Inc.	720,954
		2,253,717
	Software - 2.2%
10,460	Broadridge Financial Solutions, Inc.	693,498

	Total Common Stocks
	(Cost $11,780,024)	13,008,373

Shares / Par Amounts		Moody's Ratings	Fair Value
	Preferred Securities - 27.8%

	Banks - 4.0%
25,400	Customers Bancorp, Inc.
	6.000%, Series F (a)	N/A (b)	$635,000
24,400	IBERIABANK Corp.
	6.625%, Series B (a)	N/A (b)	652,700
			1,287,700
	Commercial Services - 1.6%
20,500	B. Riley Financial, Inc.
	7.500% 10/31/21 *	N/A (b)	525,954

	Diversified Financial Services - 4.4%
10,000	Affiliated Managers Group, Inc.
	6.375% 08/15/42	BBB+ (b)	252,500
25,150	Ares Management LP
	7.000%, Series A (a)	BBB- (b)	634,032
19,950	BGC Partners, Inc.
	8.125% 06/15/42	BBB- (b)	512,715
			1,399,247
	Home Builders - 1.0%
13,000	M/I Homes, Inc.
	9.750%, Series A (a)	Caa1	332,020

	Insurance - 0.4%
4,800	HCI Group, Inc.
	8.000% 01/30/20	N/A (b)	124,680

	Investment Companies - 3.6%
25,000	Ares Capital Corp.
	5.875% 10/01/22	BBB (b)	640,000
19,615	Triangle Capital Corp.
	6.375% 12/15/22	N/A (b)	497,731
			1,137,731
	Private Equity - 2.0%
24,750	Hercules Capital, Inc.
	6.250% 07/30/24	BBB- (b)	628,650

	Real Estate Investment Trust - 10.8%
18,500	Apollo Commercial Real Estate Finance, Inc.
	8.000%, Series C (a)	N/A (b)	458,430
24,000	Bluerock Residential Growth REIT, Inc.
	8.250%, Series A (a)	N/A (b)	625,200
28,400	Brookfield DTLA Fund Office Trust Investor, Inc.
	7.625%, Series A *(a)	N/A (b)	621,960
25,350	Chimera Investment Corp.
	8.000%, Series A (a)	N/A (b)	634,257
24,750	Colony Capital, Inc.
	8.500%, Series A (a)	N/A (b)	625,185
19,000	Dynex Capital, Inc.
	7.625%, Series B (a)	N/A (b)	453,908
			3,418,940
	Total Preferred Securities
	(Cost $8,914,984)		8,854,922
	Investment Companies - 12.3%
	Debt Fund - 11.4%
16,775	iShares 0-5 Year High Yield Corporate Bond ETF		794,128
3,870	iShares iBoxx $ Investment Grade Corporate Bond ETF		453,487
21,800	iShares Intermediate Government/Credit Bond ETF		2,394,730
			3,642,345
	Equity Fund - 0.9%
7,400	Proshares Short S&P500*		270,396

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2016 (UNAUDITED)

Shares / Par Amounts		Moody's Ratings	Fair Value
	Total Investment Companies(Cost $3,993,508)		$3,912,741
	Closed-End Funds - 8.6%
65,565	Invesco Dynamic Credit Opportunities Fund		806,449
71,990	Nuveen Credit Strategies Income Fund		637,112
26,500	Nuveen Mortgage Opportunity Term Fund		637,855
41,385	Prudential Short Duration High Yield Fund, Inc.		640,640
	Total Closed-End Funds(Cost $2,697,273)		2,722,056
	Corporate Debt Securities - 3.7%

	Insurance - 2.4%
775,000	HCI Group, Inc.
	3.875% 03/15/19 (c)	N/A (b)	781,297

	Real Estate Investment Trust - 1.3%
400,000	Colony Capital, Inc.
	3.875% 01/15/21 (c)	N/A (b)	401,000

	Total Corporate Debt Securities
	(Cost $1,155,173)		1,182,297

	Foreign Government Bond - 1.0%

	Sovereign - 1.0%
300,000	Argentine Republic Government International Bond 144A
	6.875% 04/22/21	B3	320,250

	Total Foreign Government Bond
	(Cost $325,988)		320,250

	Total Long-Term Investments - 94.3%
	(Cost $28,866,950)		30,000,639

	Money Market Mutual Fund - 4.6%
1,448,686	BlackRock Liquidity Funds FedFund Portfolio, 0.42%(d)
	(Cost $1,448,686)		1,448,686
	Total Investments - 98.9%
	(Cost $30,315,636)		31,449,325
	Other Assets in excess of
	Liabilities - 1.1%		346,520
	Net Assets - 100.0%		$31,795,845

Summary by Country	Fair Value	Net Assets
Argentina	$320,250	1.0%
Bermuda	675,960	2.1
Canada	318,183	1.0
United Kingdom	338,520	1.1
United States	29,796,412	93.7
Total Investments	31,449,325	98.9
Other Assets less Liabilities	346,520	1.1
Net Assets	$31,795,845	100.00%

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
LP	-	Limited Partnership
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	Security is perpetual in nature with no stated maturity date.
(b)	Standard & Poor's Rating.
(c)	Convertible Preferred Security
(d)	Interest rate shown reflects a 1-day yield as of December 31, 2016.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS
December 31, 2016 (UNAUDITED)

Shares / Par Amounts		Moody's Ratings	Fair Value
	Long-Term Investments - 98.8%
	Preferred Securities - 95.9%
	Banks - 55.7%
44,702	Astoria Financial Corp.
	6.500%, Series C (a)	Ba2	$1,122,914
1,418,000	Australia & New Zealand Banking Group Ltd.
	6.750% 144A (a)	Baa1	1,500,920
3,200,000	Banco Bilbao Vizcaya Argentaria SA
	9.000% (a)	BB (b)	3,344,794
	Bank of America Corp.
40,000	6.000%, Series EE (a)	Ba2	996,000
500,000	6.100%, Series AA (a)	Ba2	503,375
750,000	6.250%, Series X (a)	Ba2	750,938
250,000	6.300%, Series DD (a)	Ba2	261,875
4,525,000	6.500%, Series Z (a)	Ba2	4,734,281
1,150,000	8.125%, Series M (a)	Ba2	1,196,000
62,881	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba2	1,605,981
12,500	BB&T Corp.
	5.625%, Series H (a)	Baa1	303,625
	BNP Paribas SA
2,000,000	7.375% 144A (a)	Ba1	2,014,888
1,000,000	7.625% 144A (a)	Ba1	1,057,600
	Capital One Financial Corp.
47,000	5.200%, Series G (a)	Baa3	1,018,020
3,940,000	5.550%, Series E (a)	Baa3	3,999,100
25,870	6.250%, Series C (a)	Baa3	649,596
165,495	6.700%, Series D (a)	Baa3	4,296,250
	Citigroup, Inc.
2,100,000	6.125%, Series R (a)	Ba2	2,176,125
1,700,000	6.250%, Series T (a)	Ba2	1,751,425
106,599	6.875%, Series K (a)	Ba2	2,915,483
46,300	7.125%, Series J (a)	Ba2	1,295,474
1,750,000	Citizens Financial Group, Inc.
	5.500%, Series A (a)	BB+ (c)	1,741,250
	CoBank ACB
11,790	6.200%, Series H 144A (a)	BBB+ (c)	1,167,947
8,400	6.250%, Series F 144A (a)	BBB+ (c)	856,013
500,000	6.250%, Series I 144A (a)	BBB+ (c)	519,992
500,000	Credit Agricole SA
	8.125% 144A (a)	Ba1	528,115
60,960	Fifth Third Bancorp
	6.625%, Series I (a)	Baa3	1,666,037
8,000	First Horizon National Corp.
	6.200%, Series A (a)	Ba2	199,280
	Goldman Sachs Group, Inc. (The)
600,000	5.375%, Series M (a)	Ba1	606,750
48,500	5.500%, Series J (a)	Ba1	1,230,930
2,295,000	5.700%, Series L (a)	Ba1	2,354,785
37,598	6.300%, Series N (a)	Ba1	980,556
103,105	6.375%, Series K (a)	Ba1	2,798,269
5,918,000	HSBC Holdings PLC
	6.875% (a)	Baa3	6,258,285
160,000	Huntington Bancshares, Inc.
	6.250%, Series D (a)	Baa3	4,048,000
	JPMorgan Chase & Co.
3,900	6.100%, Series AA (a)	Baa3	98,904
800,000	6.750%, Series S (a)	Baa3	863,000
5,415,000	7.900%, Series 1 (a)	Baa3	5,614,001
	KeyCorp
3,600,000	5.000%, Series D (a)	Baa3	3,330,000
30,800	6.125%, Series E (a)	Baa3	805,728
30,000	8.625%, Series C (a)	Baa3	764,700
1,700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa2	1,823,250
	Morgan Stanley
47,190	6.375%, Series I (a)	Ba1	1,214,199
243,900	6.875%, Series F (a)	Ba1	6,595,056
25,000	People's United Financial, Inc.
	5.625%, Series A (a)	Ba1	646,250
	PNC Financial Services Group, Inc. (The)
84,000	6.125%, Series P (a)	Baa2	2,292,360
1,950,000	6.750%, Series O (a)	Baa2	2,101,125

Shares / Par Amounts		Moody's Ratings	Fair Value
	Banks (continued)
74,300	Regions Financial Corp.
	6.375%, Series B (a)	Ba1	$1,971,179
8,400	Royal Bank of Scotland Group PLC
	8.500%, Series F (a)	B1	217,224
	Societe Generale SA
3,500,000	7.375% 144A (a)	Ba2	3,502,870
750,000	8.000% 144A (a)	Ba2	752,250
4,200,000	Standard Chartered PLC
	7.500% 144A (a)	Ba1	4,200,000
19,741	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	495,104
30,345	Valley National Bancorp
	6.250%, Series A (a)	BB+ (c)	785,936
25,161	Webster Financial Corp.
	6.400%, Series E (a)	Baa3	634,309
	Wells Fargo & Co.
84,700	5.500%, Series X (a)	Baa2	1,940,477
20,000	5.700%, Series W (a)	Baa2	472,800
12,700	5.850%, Series Q (a)	Baa2	320,548
3,400,000	5.875%, Series U (a)	Baa2	3,573,910
60,000	6.625%, Series R (a)	Baa2	1,626,000
1,475,000	7.980%, Series K (a)	Baa2	1,543,219
13,300	8.000%, Series J (a)	Baa2	351,519
	Zions Bancorporation
43,000	5.800%, Series I (a)	BB- (c)	41,387
4,000	6.300%, Series G (a)	BB- (c)	106,760
12,803	7.900%, Series F (a)	BB- (c)	328,461
			111,463,399
	Diversified Financials - 2.4%
	Charles Schwab Corp. (The)
82,361	5.950%, Series D (a)	Baa2	2,058,202
12,286	6.000%, Series C (a)	Baa2	310,467
95,091	Legg Mason, Inc.
	6.375% 03/15/56	Baa2	2,384,882
			4,753,551
	Energy - 3.2%
4,955,000	Enbridge Energy Partners LP
	8.050% 10/01/37	Ba1	4,639,119
1,000,000	Enbridge, Inc.
	6.000% 01/15/77, Series 16-A	Ba1	1,000,000
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (d)	Ba2	425,043
500,000	Transcanada Trust
	5.875% 08/15/76, Series 16-A	Baa2	521,250
			6,585,412
	Finance - 0.7%
450,000	AerCap Global Aviation Trust
	6.500% 06/15/45 144A	Ba3	456,187
40,000	Stifel Financial Corp.
	6.250%, Series A (a)	BB- (c)	994,400
			1,450,587
	Industrial - 1.6%
	Land O' Lakes, Inc.
3,115,000	8.000%, Series A 144A (a)	BB (c)	3,192,875
	Insurance - 22.0%
1,151,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	1,688,811
42,012	Allstate Corp. (The)
	6.625%, Series E (a)	Baa3	1,086,850
	Arch Capital Group Ltd.
13,000	5.250%, Series E (a)	Baa2	274,690
16,050	6.750%, Series C (a)	Baa2	403,978
	Aspen Insurance Holdings Ltd.
25,000	5.625% (a)	Ba1	554,250
19,543	5.950% (a)	Ba1	494,633
6,492	7.250% (a)	Ba1	165,027
26,557	Axis Capital Holdings Ltd.
	6.875%, Series C (a)	Baa3	669,502
5,000,000	Catlin Insurance Co. Ltd.
	7.249% 144A (a)	BBB+ (c)	4,175,000
79,301	Delphi Financial Group, Inc.
	7.376% 05/15/37	BB+ (c)	1,670,277
16,000	Endurance Specialty Holdings Ltd.
	6.350%, Series C (a)	Baa3	408,960

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2016 (UNAUDITED)

Shares / Par Amounts		Moody's Ratings	Fair Value
	Insurance (continued)
400,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	$341,000
5,433,000	Liberty Mutual Group, Inc.
	7.800% 03/15/37 144A	Baa3	6,125,707
	MetLife, Inc.
4,250,000	5.250%, Series C (a)	Baa3	4,313,750
937,000	10.750% 08/01/39	Baa2	1,440,638
	PartnerRe Ltd.
93,246	5.875%, Series I (a)	Baa2	2,193,146
49,212	7.250%, Series H (a)	Baa2	1,342,995
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	271,563
	Prudential Financial, Inc.
1,003,000	5.625% 06/15/43	Baa2	1,043,120
2,853,000	5.875% 09/15/42	Baa2	2,995,650
2,900,000	QBE Insurance Group Ltd.
	7.500% 11/24/43 144A	Baa2	3,226,250
115,000	Reinsurance Group of America, Inc.
	5.750% 06/15/56	Baa2	3,022,200
102,688	Torchmark Corp.
	6.125% 06/15/56	Baa2	2,591,845
	WR Berkley Corp.
3,593	5.625% 04/30/53	Baa3	81,238
72,629	5.750% 06/01/56	Baa3	1,661,751
65,000	5.900% 03/01/56	Baa3	1,559,350
510,000	XLIT Ltd.
	6.500%, Series E (a)	Ba1	399,075
			44,201,256
	Miscellaneous - 0.3%
450,000	BHP Billiton Finance USA Ltd.
	6.750% 10/19/75 144A	Baa2	506,250

	Real Estate - 2.0%
50,000	DuPont Fabros Technology, Inc.
	6.625%, Series C (a)	Ba2	1,268,000
4,230	National Retail Properties, Inc.
	6.625%, Series D (a)	Baa2	106,215
	PS Business Parks, Inc.
26,100	5.750%, Series U (a)	Baa2	607,608
8,839	6.000%, Series T (a)	Baa2	214,876
75,000	Public Storage
	5.125%, Series C (a)	A3	1,635,750
9,913	Regency Centers Corp.
	6.625%, Series 6 (a)	Baa2	248,816
			4,081,265
	Utilities - 8.0%
1,306,000	ComEd Financing III
	6.350% 03/15/33	Baa2	1,347,010
129,000	Dominion Resources, Inc.
	5.250% 07/30/76, Series A	Baa3	2,863,800
83,000	DTE Energy Co.
	5.375% 06/01/76, Series B	Baa2	1,870,820
1,810,000	Emera, Inc.
	6.750% 06/15/76, Series 16-A	Ba2	1,945,750
100,782	Integrys Holding, Inc.
	6.000% 08/01/73	Baa1	2,626,631
20,000	NextEra Energy Capital Holdings, Inc.
	5.250% 06/01/76, Series K	Baa2	441,600
1,163,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Baa3	1,026,348
1,684,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	1,435,610
100,000	SCE Trust V
	5.450%, Series K (a)	Baa1	2,526,000
			16,083,569
	Total Preferred Securities
	(Cost $191,362,689)		192,318,164
	Corporate Debt Securities - 2.4%

	Banks - 1.1%
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,170,050
1,820	Zions Bancorporation
	6.950% 09/15/28, Sub Notes	BB+ (c)	51,524

Shares / Par Amounts		Moody's Ratings	Fair Value
	Banks (continued)		$2,221,574
	Communications - 0.5%
	Qwest Corp.
25,100	6.500% 09/01/56	Ba1	573,535
19,832	6.625% 09/15/55	Ba1	466,250
2,314	7.000% 07/01/52	Ba1	56,786
			1,096,571
	Real Estate - 0.4%
31,769	Equity Commonwealth
	5.750% 08/01/42	Baa3	758,644

	Utilities - 0.4%
30,000	Entergy New Orleans, Inc.
	5.500% 04/01/66, First Mortgage	Baa2	700,500

	Total Corporate Debt Securities
	(Cost $4,895,917)		4,777,289

	Common Stock - 0.5%

	Energy - 0.5%
50,269	Kinder Morgan, Inc.
	(Cost $866,925)		1,041,071

	Total Long-Term Investments - 98.8%
	(Cost $197,125,531)		198,136,524

	Total Investments - 98.8%
	(Cost $197,125,531)		198,136,524
	Other Assets in excess of
	Liabilities - 1.2%		2,396,278
	Net Assets - 100.0%		$200,532,802

Summary by Country	Fair Value	% of Net Assets
Australia	$5,233,420	2.6%
Bermuda	12,370,992	6.2
Canada	3,467,000	1.7
France	7,855,723	3.9
Ireland	855,262	0.4
Spain	3,344,794	1.7
United Kingdom	12,281,490	6.1
United States	152,727,843	76.2
Total Investments	198,136,524	98.8
Other Assets less Liabilities	2,396,278	1.2
Net Assets	$200,532,802	100.00%

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Corporation
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Security is perpetual in nature with no stated maturity date.
(b)	Fitch Rating
(c)	Standard & Poor's Rating.
(d)	Convertible Preferred Security

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2016 (UNAUDITED)

Number
of
Shares	Description	Fair Value
	Common Stocks - 101.1%

	Consumer Services - 5.0%
43,048	Starbucks Corp.	$2,390,025

	Food & Staples Retailing - 10.2%
30,815	CVS Health Corp.	2,431,612
70,088	Kroger Co. (The)	2,418,737
		4,850,349
	Food, Beverage & Tobacco - 5.1%
27,739	Kraft Heinz Co. (The)	2,422,169

	Health Care Equipment & Services - 10.1%
33,553	Medtronic PLC	2,389,980
14,973	UnitedHealth Group, Inc.	2,396,279
		4,786,259
	Media - 10.1%
34,258	Comcast Corp. - Class A	2,365,515
23,206	Walt Disney Co. (The)	2,418,529
		4,784,044
	Pharmaceuticals, Biotechnology & Life Sciences - 25.1%
11,249	Allergan PLC*	2,362,403
8,364	Biogen, Inc.*	2,371,863
41,218	Bristol-Myers Squibb Co.	2,408,780
20,532	Celgene Corp.*	2,376,579
33,079	Gilead Sciences, Inc.	2,368,787
		11,888,412
	Retailing - 5.1%
32,136	TJX Cos., Inc. (The)	2,414,378

	Software & Services - 25.3%
23,432	Adobe Systems, Inc.*	2,412,324
3,015	Alphabet, Inc. - Class A*	2,389,237
23,384	Mastercard, Inc. - Class A	2,414,398
38,481	Microsoft Corp.	2,391,209
61,142	PayPal Holdings, Inc.*	2,413,275
		12,020,443
	Technology Hardware & Equipment - 5.1%
20,743	Apple, Inc.	2,402,454

	Total Investments - 101.1%
	(Cost $39,869,364)	47,958,533
	Liabilities in excess of other Assets - (1.1%)	(533,288)
	Net Assets - 100.0%	$47,425,245

		% of
Summary by Country	Fair Value	Net Assets
United States	$47,958,533	101.1%
Total Investments	47,958,533	101.1
Liabilities in excess of other Assets	(533,288)	(1.1)
Net Assets	$47,425,245	100.00%

PLC	-	Public Limited Company

*	Non-income producing security.

DESTRA WOLVERINE ALTERNATIVE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2016 (UNAUDITED) (CONSOLIDATED)†

Number
of
Shares	Description	Fair Value
	Investment Companies - 89.2%
	Commodity Fund - 16.1%
176,313	iShares S&P GSCI Commodity Indexed Trust*	$2,762,825
346,864	PowerShares DB Commodity Index Tracking Fund*	5,494,326
		8,257,151
	Debt Fund - 0.0%
57	iShares Core U.S. Aggregate Bond ETF	6,159
79	Vanguard Total Bond Market ETF	6,382
		12,541
	Equity Fund - 73.1%
2,010	iShares Europe ETF	78,008
271	iShares MSCI Emerging Markets ETF	9,488
3,382	iShares MSCI Eurozone ETF	117,017
88,158	iShares MSCI Japan ETF	4,307,400
47,901	iShares Russell 1000 Growth ETF	5,024,815
47,191	iShares Russell 1000 Value ETF	5,286,808
120,386	iShares Russell 2000 Value ETF	14,318,711
2,421	iShares S&P 500 Growth ETF	294,854
5,791	iShares S&P 500 Value ETF	587,091
11	iShares U.S. Real Estate ETF	846
13,338	Vanguard FTSE Emerging Markets ETF	477,234
12,210	Vanguard FTSE Europe ETF	585,347
747	Vanguard FTSE Pacific ETF	43,416
5,301	Vanguard Growth ETF	590,955
124	Vanguard REIT ETF	10,234
63,149	Vanguard Value ETF	5,873,488
		37,605,712
	Total Investment Companies
	(Cost $43,031,245)	45,875,404

	Money Market Mutual Fund - 10.7%
5,499,310	BlackRock Liquidity Funds FedFund Portfolio, 0.42% (a)
	(Cost $5,499,310)	5,499,310

	Total Investments - 99.9%
	(Cost $48,530,555)	51,374,714
	Other Assets in excess of Liabilities - 0.1%	46,913
	Net Assets - 100.0%	$51,421,627

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust

		% of
Summary by Country	Fair Value	Net Assets
United States	$51,374,714	99.9%
Total Investments	51,374,714	99.9
Other Assets less Liabilities	46,912	0.1
Net Assets	$51,421,627	100.00%

†	The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transaction have been eliminated in consolidation.
*	Non-income producing security.
(a)	Interest rate shown reflects a 1-day yield as of December 31, 2016.

DESTRA WOLVERINE ALTERNATIVE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2016 (UNAUDITED) (CONSOLIDATED)†

Futures contracts outstanding as of December 31, 2016:
Type	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at December 31, 2016	Unrealized Depreciation
Australian Dollar Future	Goldman Sachs & Co	Mar-17	54	$4,047,405	$3,889,080	$(158,325)
Cash posted as collateral to broker for futures contracts was $734,405 at December 31, 2016.

NOTES TO THE PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

FEDERAL INCOME TAX MATTERS
For the period ended December 31, 2016, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dividend Total Return Fund	$30,478,065	$1,496,905	$(525,645)	$971,260

Flaherty & Crumrine Preferred and Income Fund	196,253,208	5,268,411	(3,385,095)	1,883,316

Focused Equity Fund	40,279,618	9,714,891	(2,035,976)	7,678,915

Wolverine Alternative Opportunities Fund	48,863,941	2,896,519	(385,746)	2,510,773

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuation are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2016:

Dividend Total Return Fund
	Level 1		Level 2	Level 3	Total
Common Stocks*	$13,008,373		$–	$–	$13,008,373
Preferred Securities*	8,854,922		–	–	8,854,922
Investment Companies*	3,912,741		–	–	3,912,741
Closed-End Funds	2,722,056		–	–	2,722,056
Foreign Government	–		320,250	–	320,250
Corporate Bonds*	–		1,182,297	–	1,182,297
Money Market Mutual Fund	1,448,686		–	–	1,448,686
Total Investments in Securities	$29,946,778		$1,502,547	$–	$31,449,325

Flaherty & Crumrine Preferred and Income Fund
	Level 1		Level 2	Level 3	Total
Assets
Preferred Securities*	$85,055,402	†	$107,262,762	$–	$192,318,164
Corporate Bonds*	4,777,289	†	–	–	4,777,289
Common Stocks*	1,041,071		–	–	1,041,071
Total Investments in Securities	$90,873,762		$107,262,762	$–	$198,136,524

Focused Equity Fund
	Level 1		Level 2	Level 3	Total
Common Stocks*	$47,958,533		$–	$–	$47,958,533
Total Investments in Securities	$47,958,533		$–	$–	$47,958,533

Wolverine Alternative Opportunities Fund
	Level 1		Level 2	Level 3	Total
Investment Companies*	$45,875,404		$–	$–	$45,875,404
Money Market Mutual Funds	5,499,310		–	–	5,499,310
Other Financial Instruments	(158,325)		–	–	(158,325)
Total Investments in Securities	$51,216,389		$–	$–	$51,216,389

It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

† At December 31, 2016 Flaherty & Crumrine Preferred and Income Fund had $6,212,560  transferred into level 1 from level 2 due to readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated process from a third party pricing service.

* Please refer to the Portfolio of Investments to view securities segregated by industry.
**Derivative instruments, including futures contracts, are valued at the net unrealized appreciation (depreciation) on the instruments

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Investment Trust

By (Signature and Title)*      /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                         2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                        2/23/2017

By (Signature and Title)*      /s/ Derek Mullins
 Derek Mullins, Chief Financial Officer
(principal financial officer)

Date                                        2/23/2017

* Print the name and title of each signing officer under his or her signature.